Debt Obligations, Interest Rate on Variable-Rate Debt Obligations (Details)	12 Months Ended
Dec. 31, 2015
Revolving Credit Facility [Member]
Range of interest rates and weighted average interest rate [Abstract]
Range of interest rates incurred, minimum	2.20%
Range of interest rates incurred, maximum	2.90%
Weighted average interest rate incurred	2.60%
Senior Secured Term Loan [Member]
Range of interest rates and weighted average interest rate [Abstract]
Range of interest rates incurred	5.75%
Weighted average interest rate incurred	5.75%
Targa Resources Partners LP [Member] | Revolving Credit Facility [Member]
Range of interest rates and weighted average interest rate [Abstract]
Range of interest rates incurred, minimum	1.90%
Range of interest rates incurred, maximum	4.80%
Weighted average interest rate incurred	2.20%
Targa Resources Partners LP [Member] | Accounts Receivable Securitization Facility [Member]
Range of interest rates and weighted average interest rate [Abstract]
Range of interest rates incurred, minimum	0.90%
Range of interest rates incurred, maximum	1.20%
Weighted average interest rate incurred	0.90%